JHB
Nuveen Corporate Income November 2021 Target Term Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 86.5% (100.0% of Total Investments)
	CORPORATE BONDS – 82.9% (95.9% of Total Investments)
	Aerospace & Defense – 0.5%
$2,750	Bombardier Inc, 144A	5.750%	3/15/22	CCC	$2,866,875
	Airlines – 2.7%
5,834	Air Canada, 144A	7.750%	4/15/21	B+	5,838,084
12	Continental Airlines 2007-1 Class B Pass Through Trust	6.903%	4/19/22	Ba1	12,320
8,000	Delta Air Lines Inc	3.625%	3/15/22	Baa3	8,088,894
6,700	Virgin Australia Holdings Ltd, 144A	7.875%	10/15/21	N/R	615,596
20,546	Total Airlines				14,554,894
	Auto Components – 2.4%
755	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.250%	2/01/22	BB	755,944
11,500	ZF North America Capital Inc, 144A	4.500%	4/29/22	BB+	11,758,750
12,255	Total Auto Components				12,514,694
	Automobiles – 4.8%
10,000	Ford Motor Credit Co LLC	3.813%	10/12/21	BB+	10,106,150
5,000	Ford Motor Credit Co LLC	5.596%	1/07/22	BB+	5,136,650
5,055	Ford Motor Credit Co LLC	3.339%	3/28/22	BB+	5,124,557
4,945	Ford Motor Credit Co LLC, (3-Month LIBOR reference rate + 1.270% spread), (3)	1.463%	3/28/22	BB+	4,912,603
25,000	Total Automobiles				25,279,960
	Banks – 1.4%
2,000	Banco Nacional de Costa Rica, 144A	5.875%	4/25/21	B2	2,000,000
825	Ukreximbank Via Biz Finance PLC, 144A	9.625%	4/27/22	B	851,565
2,500	UniCredit SpA, 144A	6.572%	1/14/22	Baa2	2,606,146
1,844	UniCredit SpA, 144A	3.750%	4/12/22	Baa1	1,898,335
7,169	Total Banks				7,356,046
	Biotechnology – 1.4%
7,163	Gilead Sciences Inc	4.400%	12/01/21	A3	7,279,071
	Consumer Finance – 5.0%
4,585	Ally Financial Inc	4.125%	2/13/22	BBB-	4,724,652
14,100	Navient Corp	6.625%	7/26/21	Ba3	14,364,375
6,225	Navient Corp	7.250%	1/25/22	Ba3	6,450,656

JHB	Nuveen Corporate Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance (continued)
$995	SLM Corp	5.125%	4/05/22	BB+	$1,017,388
25,905	Total Consumer Finance				26,557,071
	Containers & Packaging – 3.1%
15,685	Ball Corp	5.000%	3/15/22	BB+	16,228,485
	Diversified Telecommunication Services – 6.1%
11,315	Cogent Communications Group Inc, 144A	5.375%	3/01/22	Ba3	11,600,534
6,500	Lumen Technologies Inc	6.450%	6/15/21	BB	6,547,125
11,195	Lumen Technologies Inc	5.800%	3/15/22	BB	11,587,945
2,500	Qwest Corp	6.750%	12/01/21	BBB-	2,584,375
31,510	Total Diversified Telecommunication Services				32,319,979
	Electric Utilities – 0.4%
2,000	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	2,027,020
	Food & Staples Retailing – 0.2%
1,010	Smithfield Foods Inc, 144A	3.350%	2/01/22	BBB	1,030,219
	Health Care Providers & Services – 0.0%
310	Fresenius Medical Care US Finance II Inc, 144A	5.875%	1/31/22	BBB	322,558
	Hotels, Restaurants & Leisure – 2.9%
7,000	MGM Resorts International	7.750%	3/15/22	BB	7,373,800
7,900	Yum! Brands Inc	3.750%	11/01/21	BB-	7,949,375
14,900	Total Hotels, Restaurants & Leisure				15,323,175
	Household Durables – 7.3%
9,460	KB Home	7.000%	12/15/21	BB	9,684,675
1,250	Lennar Corp	6.250%	12/15/21	BBB	1,261,875
15,022	Lennar Corp	4.125%	1/15/22	BBB	15,254,841
6,432	Meritage Homes Corp	7.000%	4/01/22	BB+	6,721,440
5,500	Toll Brothers Finance Corp	5.875%	2/15/22	BBB-	5,637,500
37,664	Total Household Durables				38,560,331
	Insurance – 1.1%
5,897	Genworth Holdings Inc	7.625%	9/24/21	B-	6,051,796
	Internet & Direct Marketing Retail – 1.3%
6,655	Netflix Inc	5.500%	2/15/22	BB+	6,921,200
	Machinery – 0.3%
1,850	CNH Industrial Capital LLC	3.875%	10/15/21	BBB	1,881,334
	Media – 6.7%
18,270	CSC Holdings LLC	6.750%	11/15/21	B	18,749,587

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media (continued)
$16,485	DISH DBS Corp	6.750%	6/01/21	B2	$16,616,880
34,755	Total Media				35,366,467
	Metals & Mining – 4.8%
748	Anglo American Capital PLC, 144A	4.125%	4/15/21	BBB	748,616
5,534	Freeport-McMoRan Inc	3.550%	3/01/22	Ba1	5,623,928
1,500	Glencore Finance Canada Ltd, 144A	4.950%	11/15/21	BBB+	1,541,882
10,373	Howmet Aerospace Inc	5.870%	2/23/22	BBB-	10,723,192
1,699	Petra Diamonds US Treasury PLC, 144A, (cash 10.500%, PIK 10.500%)	10.500%	3/08/26	N/R	1,648,030
5,324	Teck Resources Ltd	4.750%	1/15/22	BBB-	5,410,429
25,178	Total Metals & Mining				25,696,077
	Mortgage Real Estate Investment Trust – 2.4%
12,500	Starwood Property Trust Inc	5.000%	12/15/21	Ba3	12,671,875
	Oil, Gas & Consumable Fuels – 8.5%
9,250	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B-	9,226,875
3,000	Occidental Petroleum Corp	2.600%	8/13/21	Ba2	3,007,500
10,000	Occidental Petroleum Corp	3.125%	2/15/22	Ba2	10,050,000
8,947	Ovintiv Exploration Inc	5.750%	1/30/22	BBB-	9,240,200
3,000	Petroleos Mexicanos	4.875%	1/24/22	BBB	3,057,030
4,000	Petroleos Mexicanos	5.375%	3/13/22	BBB	4,090,760
2,059	Sabine Pass Liquefaction LLC	6.250%	3/15/22	BBB-	2,138,387
4,000	Southwestern Energy Co	4.100%	3/15/22	BB	4,000,000
44,256	Total Oil, Gas & Consumable Fuels				44,810,752
	Pharmaceuticals – 2.2%
1,825	Elanco Animal Health Inc	4.912%	8/27/21	Ba2	1,840,969
3,750	Teva Pharmaceutical Finance Co BV	3.650%	11/10/21	Ba2	3,778,125
6,199	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	Ba2	6,245,492
11,774	Total Pharmaceuticals				11,864,586
	Real Estate Management & Development – 0.5%
2,900	China Evergrande Group, Reg S	8.250%	3/23/22	B2	2,770,909
	Semiconductors & Semiconductor Equipment – 0.2%
850	Microchip Technology Inc	3.922%	6/01/21	Baa3	854,913
	Specialty Retail – 2.1%
7,000	Foot Locker Inc	8.500%	1/15/22	BB+	7,358,750
3,413	L Brands Inc	5.625%	2/15/22	BB-	3,557,711
10,413	Total Specialty Retail				10,916,461

JHB	Nuveen Corporate Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Technology Hardware, Storage & Peripherals – 0.7%
$3,508	Dell International LLC / EMC Corp, 144A	5.875%	6/15/21	BB+	$3,512,385
	Thrifts & Mortgage Finance – 0.6%
3,280	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	3/15/22	Ba2	3,304,600
	Trading Companies & Distributors – 2.3%
2,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/01/22	BBB	2,046,300
7,000	Aircastle Ltd	5.500%	2/15/22	BBB	7,278,170
2,809	Fortress Transportation and Infrastructure Investors LLC, 144A	6.750%	3/15/22	Ba3	2,812,511
11,809	Total Trading Companies & Distributors				12,136,981
	Wireless Telecommunication Services – 11.0%
13,675	Hughes Satellite Systems Corp	7.625%	6/15/21	BB	13,832,263
3,000	MTN Mauritius Investments Ltd, 144A	5.373%	2/13/22	Ba2	3,068,688
1,475	Sprint Communications Inc	9.250%	4/15/22	N/R	1,585,625
20,375	Sprint Corp	7.250%	9/15/21	BB+	20,886,412
18,429	T-Mobile USA Inc	4.000%	4/15/22	BB+	18,820,985
56,954	Total Wireless Telecommunication Services				58,193,973
$436,446	Total Corporate Bonds (cost $441,727,484)				439,174,687

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 2.4% (2.8% of Total Investments)
	Argentina – 0.0%
$35	Argentine Republic Government International Bond	1.000%	7/09/29	CCC+	$12,681
582	Argentine Republic Government International Bond	0.125%	7/09/30	CCC+	194,708
617	Total Argentina				207,389
	Egypt – 1.3%
6,750	Egypt Government International Bond, 144A	6.125%	1/31/22	B+	6,930,873
	Sri Lanka – 0.4%
2,100	Sri Lanka Government International Bond, 144A	5.750%	1/18/22	CCC+	1,829,142
	Turkey – 0.7%
3,625	Turkey Government International Bond	5.125%	3/25/22	BB-	3,634,498
$13,092	Total Sovereign Debt (cost $12,900,864)				12,601,902

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 1.0% (1.1% of Total Investments)
	Interactive Media & Services – 1.0%
$5,000	Twitter Inc	1.000%	9/15/21	N/R	$5,184,375
$5,000	Total Convertible Bonds (cost $4,963,457)				5,184,375

Shares	Description (1)	Value
	COMMON STOCKS – 0.2% (0.2% of Total Investments)
	Metals & Mining – 0.2%
45,174,957	Petra Diamonds, (4)	$909,261
	Total Common Stocks (cost $849,289)	909,261
	Total Long-Term Investments (cost $460,441,094)	457,870,225
	Other Assets Less Liabilities – 13.5%	71,737,261
	Net Assets Applicable to Common Shares – 100%	$529,607,486
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$439,174,687	$ —	$439,174,687
Sovereign Debt	—	12,601,902	—	12,601,902
Convertible Bonds	—	5,184,375	—	5,184,375
Common Stocks	909,261	—	—	909,261
Total	$909,261	$456,960,964	$ —	$457,870,225

JHB	Nuveen Corporate Income November 2021 Target Term Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.